Net gain or loss on financial assets at FVTOCI	12 Months Ended
Dec. 31, 2022
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Net gain or loss on financial assets at FVTOCI
34. NET GAIN OR LOSS ON FINANCIAL ASSETS AT FVTOCI
Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Loss on redemption of securities	(57)	(23)	(7)
Gain (Loss) on transaction of securities	24,195	32,647	(21,491)

Total	24,138	32,624	(21,498)